Investments (Credit Losses Recognized In Earnings on Fixed Maturity Securities Held by the Company) (Details) - Fixed maturities - Available-for-sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	$ 1,558	$ 0
Addition (reductions) on securities with previous allowance	(1,199)
Additions to allowance for credit losses not previously recorded	4	1,558
Balance, end of period	363	1,558
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0
Addition (reductions) on securities with previous allowance	0
Additions to allowance for credit losses not previously recorded	0	0
Balance, end of period	0	0
Foreign government bonds
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0
Addition (reductions) on securities with previous allowance	0
Additions to allowance for credit losses not previously recorded	0	0
Balance, end of period	0	0
U.S. and Foreign Corporate Securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	1,558	0
Addition (reductions) on securities with previous allowance	(1,200)
Additions to allowance for credit losses not previously recorded	0	1,558
Balance, end of period	358	1,558
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0
Addition (reductions) on securities with previous allowance	0
Additions to allowance for credit losses not previously recorded	0	0
Balance, end of period	0	0
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0
Addition (reductions) on securities with previous allowance	0
Additions to allowance for credit losses not previously recorded	0	0
Balance, end of period	0	0
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0
Addition (reductions) on securities with previous allowance	1
Additions to allowance for credit losses not previously recorded	4	0
Balance, end of period	$ 5	$ 0